Fair Value Measurements - Narrative (Details) - USD ($)		3 Months Ended			10 Months Ended		12 Months Ended
	Aug. 11, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Aug. 12, 2021	Aug. 10, 2021	Jan. 11, 2021	Oct. 20, 2020	Sep. 29, 2020	Mar. 09, 2020	Feb. 19, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt				$ 74,804,000	$ 74,804,000	$ 74,804,000	$ 26,312,000	$ 26,312,000	$ 74,804,000
Gain (loss) on debt instrument		$ 0	$ (39,653,000)					(59,916,000)	(20,163,000)
Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes												$ 208,600,000
Line of Credit
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes	$ 27,200,000
Debt instrument, face amount		35,000,000					35,000,000	35,000,000
Long-term debt		$ 21,316,000		25,049,000	25,049,000	25,049,000	26,312,000	26,312,000	25,049,000
Gain (loss) on debt instrument				(1,729,000)				(15,134,000)	(1,700,000)
Debt conversion, percent converted	30.00%
Debt conversion, percent not converted	70.00%
Outstanding principal and interest	$ 10,200,000						32,300,000	32,300,000			$ 37,300,000
Private Placement Warrants, fair value				25,049,000	25,049,000	25,049,000	27,180,000	27,180,000	25,049,000						$ 23,320,000
3.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes				32,106,000	32,106,000	32,106,000	$ 0	$ 0	32,106,000
3.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage		3.00%					3.00%	3.00%
Debt instrument, face amount							$ 21,300,000	$ 21,300,000						$ 1,300,000		$ 20,000,000
Long-term debt		$ 0		32,106,000	32,106,000	32,106,000	0	0	32,106,000
Gain (loss) on debt instrument					(10,825,000)			(5,986,000)	(10,800,000)
Outstanding principal and interest	21,900,000
Private Placement Warrants, fair value				32,106,000	32,106,000	32,106,000	0	0	32,106,000							$ 21,281,000
8.00% – 2020 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible notes				14,789,000	14,789,000	14,789,000	$ 0	$ 0	14,789,000
8.00% – 2020 Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage							0.08%	0.08%
Debt instrument, face amount							$ 8,000,000	$ 8,000,000
Long-term debt				14,789,000	14,789,000	14,789,000	0	0	14,789,000
Gain (loss) on debt instrument						(4,374,000)		$ (16,108,000)	(4,400,000)
Debt instrument, redemption price, percentage								0.0125%
Outstanding principal and interest	8,900,000
Private Placement Warrants, fair value				14,789,000	14,789,000	14,789,000	$ 0	$ 0	14,789,000								$ 10,415,000
5.00% – $50.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage							5.00%	5.00%
Debt instrument, face amount							$ 50,000,000.0	$ 50,000,000.0
Long-term debt							0	0
Gain (loss) on debt instrument							(2,310,000)	(2,300,000)
Outstanding principal and interest	10,600,000
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount							1,500,000,000	1,500,000,000
Private Placement Warrants, fair value							$ 0	$ 0					$ 10,274,000
5.00% – $25.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage							5.00%	5.00%		5.00%
Debt instrument, face amount							$ 25,000,000.0	$ 25,000,000.0		$ 25,000,000.0
Long-term debt							0	0
Gain (loss) on debt instrument								(4,977,000)
Outstanding principal and interest	25,700,000
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount							675,000,000	675,000,000
Private Placement Warrants, fair value				$ 37,592,000	$ 37,592,000	$ 37,592,000	$ 0	$ 0	$ 37,592,000
5.00% – $30.0 Million Convertible Notes | Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt instrument, stated percentage							5.00%	5.00%
Debt instrument, face amount							$ 30,000,000.0	$ 30,000,000.0
Long-term debt							0	0
Gain (loss) on debt instrument							(5,855,000)	(5,900,000)
Outstanding principal and interest	$ 30,800,000
Debt instrument, convertible, denominator used to calculate conversion price at maturity date, amount							800,000,000	800,000,000
Private Placement Warrants, fair value							$ 0	$ 0					$ 38,403,000